Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies

17. Commitments and Contingencies

{a} Leases commitments

The Group has entered into certain leasing arrangements relating to the placement of the flat-panel digital screens, poster frames and outdoor billboards in various locations, as well as advertisement time slots on movie screens prior to movie screening, where the Group operates the networks and in connection with the lease of the Group’s office premises. Rental expense under operating leases for the years ending December 31, 2008, 2009 and 2010 were $153,755,774, $117,914,221 and $134,658,367, respectively.

Future minimum lease payments under non-cancelable operating lease agreements were as follows:

For the year ended December 31,

2011	$95,118,120
2012	37,208,700
2013	7,675,497
2014	2,831,227
2015 and thereafter	431,061

Total	$143,264,605

{b} Legal proceedings

The Group is a defendant in ongoing lawsuits as described below:

1)	On November 27, 2007, Eastriver Partners, Inc. filed a purported class action lawsuit in the United States District Court for the Southern District of New York against the Group and the underwriters of the Group’s offering filed in November 2007.

2)	On December 21, 2007, Scott Bauer filed a purported class action lawsuit in the United States District Court for the Southern District of New York against the Group, certain of the Group’s officers and directors, and the underwriters of the Group’s offering filed in November 2007.

Both complaints allege that the Group’s registration statement on Form F-1 on November 1, 2007 as amended, and the related prospectus contained inaccurate statements of material fact. The Group has meritorious defenses to the claims alleged and intends to defend against these lawsuits vigorously. On March 29, 2010, the court issued an opinion granting the Group’s motion to dismiss. On March 30, 2010, the court entered a judgment dismissing the case. The plaintiffs filed a notice of appeal on April 29, 2010 appealing the judgment granting our motion to dismiss. The Group intends to continue to defend against these lawsuits vigorously as the Group believes they have meritorious defenses to the alleged claims.

On February 11, 2008, Ying Ping, a PRC citizen, filed an arbitration application in Beijing with China International Economic and Trade Arbitration Commission (“CIETAC”) against the Group, requesting the Group, (i) to continue to perform a Share Purchase Agreement, dated as of March 20, 2008, between Ying Ping and the Company; (ii) to pay an overdue share purchase price in the amount of $15.6 million and accrued interests thereof; and (iii) to bear their legal counsel fee in the amount of $0.3 million and other relevant arbitration costs. The CIETAC accepted Ying Ping’s application for arbitration on February 24, 2009. On March 10, 2010, the arbitration was settled. As a result, the Group agreed to pay $5.5 million to settle all claims.